Share-Based Compensation (Schedule Of Non-Vested Stock) (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Jun. 28, 2012	Dec. 29, 2011
Share-Based Compensation [Abstract]
Shares, Non-vested, beginning balance		1,285,508	915,584
Shares, Granted			470,865
Shares, Forfeited			(10,207)
Shares, Vested	0	(439,738)	(90,734)
Shares, Non-vested, ending balance			1,285,508
Weighted average grant-date fair value, Non-vested, beginning balance		$ 16.92	$ 16.77
Weighted average grant-date fair value, Granted			$ 17.66
Weighted average grant-date fair value, Forfeited			$ 16.28
Weighted average grant-date fair value, Vested			$ 19.43
Weighted average grant-date fair value, Non-vested, ending balance			$ 16.92